Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Employee Benefit Plan
Employee Benefit Plan

7.                                    Employee Benefit Plan

The Company has defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements.  The plan provides for Company contributions; the Company did not make any contributions for the three and nine months ended September 30, 2014 and 2013.

6.  Employee Benefit Plan

The Company has defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements.  The plan provides for Company contributions; the Company did not make any contributions for the years ended December 31, 2013 or 2012.